Schedule of Detailed Short-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 0
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	3,600,375
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	2,759,327
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	1,536,480
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	1,440,150
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	4,609,440
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	1,671,690
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	7,817,610
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	$ 7,799,852